UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.): [   ] is a restatement.
       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Stephen W. Kidder
Address: Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-11134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Paralegal, Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch		Boston, MA		04/29/2009
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]



Report Summary:



Number of Other Included Managers:	5

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	16966936

List of Other Included Managers:




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136	Brian C. Broderick
2	28-06281	Michael B. Elefante
3	28-06169	Timothy F. Fidgeon
4	28-06165	Michael J. Puzo
5	28-10379	Kurt F. Somerville


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AS OF MARCH 31, 2009
FORM 13F                                    SEC FILE # STEPHEN W KIDDER\28-11134


ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                             NUMBER         VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE


ABB LTD                   SPONSORED          000375204       229313      16450           XX                         14750   1700
                          ADR

ABBOTT LABS               COMMON STOCK       002824100       777510      16300           XX                         13700   2600

APTARGROUP INC            COMMON STOCK       038336103       737240      23675           XX                         22075   1600

AUTOMATIC DATA            COMMON STOCK       053015103       469034      13340           XX                         12040   1300
PROCESSING

B P PLC ADR               COMMON STOCK       055622104       457982      11421           XX                         11171    250

BERKSHIRE HATHAWAY        CLASS B            084670207       296100        105           XX                           105
INC

CANADIAN NATIONAL         COMMON STOCK       136375102       685071      19325           XX                         17825   1500
RAILWAY CO

CATERPILLAR INC           COMMON STOCK       149123101       223680       8000           XX                          8000

CHEVRON CORP              COMMON STOCK       166764100       512705       7625           XX                          6075   1550

CHUBB CORPORATION         COMMON STOCK       171232101       490912      11600           XX                         11600

CISCO SYS INC             COMMON STOCK       17275R102       215914      12875           XX                         12375    500

COCA COLA CO              COMMON STOCK       191216100       345008       7850           XX                          7850

E M C CORP                COMMON STOCK       268648102       457710      40150           XX                         37850   2300

EMERSON ELECTRIC CO       COMMON STOCK       291011104       590177      20650           XX                         18850   1800

ENCANA CORP               COMMON STOCK       292505104       919207      22635           XX                         20985   1650

EXXON MOBIL CORP          COMMON STOCK       30231G102      1326520      19479           XX                         18779    700

GENERAL ELECTRIC CO       COMMON STOCK       369604103       598188      59168           XX                         56668   2500

HEWLETT PACKARD CO        COMMON STOCK       428236103       205825       6420           XX                          6420

INTEL CORPORATION         COMMON STOCK       458140100       882787      58735           XX                         54555   4180

JOHNSON & JOHNSON         COMMON STOCK       478160104      1367337      25995           XX                         24195   1800

MERCK & CO INC            COMMON STOCK       589331107       248775       9300           XX                          8500    800

MICROSOFT CORP            COMMON STOCK       594918104       499572      27195           XX                         27195

NOKIA CORP ADR A          COMMON STOCK       654902204       231650      19850           XX                         17850   2000

NOVARTIS AG ADR           COMMON STOCK       66987V109       492168      13010           XX                         12210    800

NOVO NORDISK A/S ADR      COMMON STOCK       670100205       287880       6000           XX                          6000

PEPSICO INC               COMMON STOCK       713448108       350064       6800           XX                          5550   1250

PORTLAND GENERAL          COMMON STOCK       736508847       189093      10750           XX                          9750   1000
ELECTRIC CO

PROCTER & GAMBLE CO       COMMON STOCK       742718109      1376064      29222           XX                         29222

SYSCO CORP                COMMON STOCK       871829107       440040      19300           XX                         19300

3 M COMPANY               COMMON STOCK       88579Y101       766434      15415           XX                         14165   1250

WYETH                     COMMON STOCK       983024100       296976       6900           XX                          6900

AGGREGATE TOTAL                                          16,966,936

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